SHARE CAPITAL - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	3,488,291	3,899,630	3,848,200
Weighted average remaining contractual life of outstanding share options	2 years 4 months 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.24	$ 4.09	$ 3.68
Number of share options exercisable in share-based payment arrangement | shares	2,798,934	3,374,459
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.18	$ 3.74
$2.00 - $2.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	960,600
Weighted average remaining contractual life of outstanding share options	1 year 2 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.14
Number of share options exercisable in share-based payment arrangement | shares	960,600
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.14
$2.00 - $2.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	2
$2.00 - $2.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 2.99
$3.00 - $3.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	432,400
Weighted average remaining contractual life of outstanding share options	2 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.23
Number of share options exercisable in share-based payment arrangement | shares	432,400
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.23
$3.00 - $3.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	3
$3.00 - $3.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 3.99
$4.00 - $4.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	954,000
Weighted average remaining contractual life of outstanding share options	4 years 2 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.12
Number of share options exercisable in share-based payment arrangement | shares	381,600
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.12
$4.00 - $4.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	4
$4.00 - $4.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 4.99
$5.00 - $5.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	60,000
Weighted average remaining contractual life of outstanding share options	1 year 8 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 5.6
Number of share options exercisable in share-based payment arrangement | shares	60,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 5.6
$5.00 - $5.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	5
$5.00 - $5.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 5.99
$6.00 - $6.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,081,291
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 6.54
Number of share options exercisable in share-based payment arrangement | shares	964,334
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 6.58
$6.00 - $6.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	6
$6.00 - $6.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 6.99